Dividends on Ordinary - Additional Information (Detail) - GBP (£)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividends declared and paid	£ 0	£ 138,000,000